Provisions - Schedule of Provisions (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in other provisions [abstract]
Environmental rehabilitation costs at beginning of the year	$ 430.9	$ 381.5
Silicosis settlement costs	10.5	13.1
Other	1.9	2.6
Total provisions	400.1	446.6
Changes in estimates	(22.1)	66.1
Changes in estimates - recognised in profit or loss	(8.9)	10.8
Interest expense	11.8	8.6	$ 10.7
Payments	(10.8)	(23.7)
Translation adjustment	(13.2)	(12.4)
Environmental rehabilitation costs at end of the year	387.7	430.9	$ 381.5
Current portion of provisions	(18.5)	(12.6)
Non-current portion of provisions	381.6	434.0
Current portion of environmental rehabilitation costs	(17.2)	(12.0)
Non-current portion of environmental rehabilitation costs	370.5	418.9
Total gross closure cost estimates	564.8	510.5
South Africa
Reconciliation of changes in other provisions [abstract]
Total gross closure cost estimates	47.2	41.1
Ghana
Reconciliation of changes in other provisions [abstract]
Total gross closure cost estimates	101.0	98.9
Australia
Reconciliation of changes in other provisions [abstract]
Total gross closure cost estimates	215.4	214.4
Peru
Reconciliation of changes in other provisions [abstract]
Total gross closure cost estimates	148.4	126.4
Chile
Reconciliation of changes in other provisions [abstract]
Total gross closure cost estimates	$ 52.8	$ 29.7